Shareholder Report, Average Annual Return (Details)	11 Months Ended
Mar. 31, 2025
Without Sales Load [Member] | C000249165
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.25%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.03%
S&P Target Risk Moderate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index
Average Annual Return, Percent	3.29%